Notes Receivable from Third Parties - Notes Receivable (Details) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2022 USD ($)	Oct. 31, 2022 USD ($)	Jul. 29, 2022 USD ($) installment	May 31, 2022 USD ($)	May 20, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 24, 2021 USD ($)	Dec. 24, 2021 EUR (€)	Aug. 30, 2021 USD ($)	Aug. 30, 2021 EUR (€)	Dec. 31, 2020 USD ($)
Debt Securities, Available-for-Sale [Line Items]
Estimated Fair Value	$ 83,863,000		$ 83,863,000								$ 54,907,000					$ 0
Principal Amount	13,233,000		13,233,000								57,811,000					$ 565,000
Notes receivable from related party				$ 464,000
Via Motor Note | Convertible Debt
Debt Securities, Available-for-Sale [Line Items]
Principal Amount														$ 42,500,000
Interest rate														4.00%	4.00%
Via Motor Note | Convertible Debt | Subsequent Event
Debt Securities, Available-for-Sale [Line Items]
Principal Amount	17,300,000		$ 17,300,000					$ 11,800,000
Interest rate								4.00%
Timios Promissory Note | Mortgages
Debt Securities, Available-for-Sale [Line Items]
Principal Amount										$ 500,000
VIA Note | Convertible Debt
Debt Securities, Available-for-Sale [Line Items]
Principal Amount														$ 42,500,000
Interest rate														4.00%	4.00%
VIA Note | Convertible Debt | Subsequent Event
Debt Securities, Available-for-Sale [Line Items]
Cost						$ 2,000,000.0
VIA Note | Via Motor Note | Convertible Debt
Debt Securities, Available-for-Sale [Line Items]
Notes receivable from related party	$ 10,400,000	$ 5,500,000
VIA Note -2 | Via Motor Note | Convertible Debt
Debt Securities, Available-for-Sale [Line Items]
Principal Amount									$ 2,200,000
Interest rate	4.00%		4.00%
Notes receivable from related party	$ 4,400,000	$ 5,100,000
Timios
Debt Securities, Available-for-Sale [Line Items]
Interest	0		$ 0
Timios | Mortgage Promissory Notes
Debt Securities, Available-for-Sale [Line Items]
Installment amount			3,000
Timios | 3.5% Mortgage Promissory Notes
Debt Securities, Available-for-Sale [Line Items]
Interest rate										3.50%
Timios | 4.875% Mortgage Promissory Notes
Debt Securities, Available-for-Sale [Line Items]
Interest rate										4.875%
Convertible promissory note and interest
Debt Securities, Available-for-Sale [Line Items]
Cost	82,484,000		82,484,000								54,319,000
Interest	2,751,000		2,751,000								588,000
Unrealized Gains	724,000		724,000								0
Unrealized Losses	(2,096,000)		(2,096,000)								0
Impairment	0		0								0
Estimated Fair Value	83,863,000		83,863,000								54,907,000
Convertible promissory note and interest | VIA Note
Debt Securities, Available-for-Sale [Line Items]
Cost	58,418,000		58,418,000								42,500,000			$ 42,500,000
Interest	1,994,000		1,994,000								578,000
Unrealized Gains	0		0								0
Unrealized Losses	0		0								0
Impairment	0		0								0
Estimated Fair Value	60,412,000		60,412,000								43,078,000
Convertible promissory note and interest | VIA Note | Subsequent Event
Debt Securities, Available-for-Sale [Line Items]
Cost	29,100,000		29,100,000		$ 1,400,000
Convertible promissory note and interest | VIA Note -2
Debt Securities, Available-for-Sale [Line Items]
Cost	11,682,000		11,682,000
Interest	105,000		105,000
Unrealized Gains	0		0
Unrealized Losses	0		0
Impairment	0		0
Estimated Fair Value	11,787,000		11,787,000
Convertible promissory note and interest | Inobat Note
Debt Securities, Available-for-Sale [Line Items]
Cost	11,819,000		11,819,000								11,819,000	$ 11,400,000	€ 10.0	$ 11,400,000	€ 10.0
Interest	652,000		652,000								10,000
Unrealized Gains	724,000		724,000								0
Unrealized Losses	(2,096,000)		(2,096,000)								0
Impairment	0		0								0
Estimated Fair Value	11,099,000		11,099,000								$ 11,829,000
Interest rate												8.00%	8.00%
Convertible promissory note and interest | Timios
Debt Securities, Available-for-Sale [Line Items]
Cost	520,000		520,000
Interest	0		0
Unrealized Gains	0		0
Unrealized Losses	0		0
Impairment	0		0
Estimated Fair Value	520,000		520,000
Convertible promissory note and interest | Green Power Motor Company
Debt Securities, Available-for-Sale [Line Items]
Cost	45,000		45,000
Interest	0		0
Unrealized Gains	0		0
Unrealized Losses	0		0
Impairment	0		0
Estimated Fair Value	$ 45,000		$ 45,000
Notes receivable, face amount							$ 43,500
Fixed interest rate							7.50%
Number of consecutive monthly payments | installment							80